RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended						12 Months Ended
	Dec. 31, 2025 CNY (¥)	Aug. 31, 2025 CNY (¥)	Aug. 31, 2025 USD ($)	May 31, 2025 CNY (¥)	Apr. 30, 2025 CNY (¥)	Apr. 30, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
RELATED PARTY TRANSACTIONS
Payment for equity acquisition consideration							¥ 292,721		¥ 0	¥ 17,506
Subscription consideration received from shareholders							292,721	$ 41,859	0	17,506
Purchases of equity securities							100,000	14,300	0	0
Proceeds from disposal of equity securities							275,563	$ 39,405	0	0
Gain from transfer of an intellectual property							36,967			6,111
Amounts due from related parties	¥ 0						0		5,039		$ 0
Amounts due to related parties, net of allowance	0						0		335,253	340,051	$ 0
Sharpa | Sharpa
RELATED PARTY TRANSACTIONS
Proceeds from disposal of equity securities		¥ 275,563	$ 38,400
Investment in equity securities without readily determinable fair value transaction | Sharpa
RELATED PARTY TRANSACTIONS
Net gain on the indirect disposal		148,047	$ 20,700
Investment in equity securities without readily determinable fair value transaction | Sharpa
RELATED PARTY TRANSACTIONS
Percentage of equity interest					10.00%	10.00%
Purchases of equity securities					¥ 100,000	$ 13,900
IP Licensing and Transfer Agreement | Sharpa
RELATED PARTY TRANSACTIONS
Amounts of transaction				¥ 36,967
Gain from transfer of an intellectual property		¥ 36,967
Property Transfer Agreement | Sharpa
RELATED PARTY TRANSACTIONS
Amounts of transaction	4,018
Affiliates of the shareholder of the Group
RELATED PARTY TRANSACTIONS
Amounts due from related parties, net of allowance									5,039
Amounts due to related parties, net of allowance	0						0		8,997	14,023
Founding Shareholders and certain shareholders
RELATED PARTY TRANSACTIONS
Payment for equity acquisition consideration							292,721		0	17,506
Subscription consideration received from shareholders							292,721		0	17,506
Amounts due to related parties, net of allowance	¥ 0						¥ 0		¥ 326,256	¥ 326,028